NET PREMIUMS EARNED (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of insurance premium revenue [text block]
This item consists of the following:

	Gross premiums (*)	Premiums ceded to reinsurers, net (**)	Assumed from other companies, net	Net premiums earned	Percentage of assumed net premiums
	S/(000)	S/(000)	S/(000)	S/(000)%
2017
Life insurance	949,515	(108,378)	-	841,137	-
Health insurance	434,808	(13,568)	-	421,240	-
General insurance	920,595	(377,857)	3,225	545,963	0.59
Total	2,304,918	(499,803)	3,225	1,808,340	0.18

2016
Life insurance	876,315	(37,725)	-	838,590	-
Health insurance	415,152	(10,011)	188	405,329	0.05
General insurance	1,005,426	(455,850)	5,620	555,196	1.01
Total	2,296,893	(503,586)	5,808	1,799,115	0.32

2015
Life insurance	857,576	(36,971)	-	820,605	-
Health insurance	388,002	(9,186)	700	379,516	0.18
General insurance	948,177	(423,955)	9,635	533,857	1.80
Total	2,193,755	(470,112)	10,335	1,733,978	0.60

(*)	Includes the annual variation of the unearned premiums and other technical reserves.
(**)	“Premiums ceded to reinsurers, net” include:

Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [text block]
	2017	2016	2015
	S/(000)	S/(000)	S/(000)
Premiums ceded for automatic contracts (mainly excess of loss), Note 9(b)	(257,617)	(201,892)	(145,618)
Premiums ceded for facultative contracts, Note 9(b)	(263,378)	(292,555)	(331,329)
Annual variation for unearned premiums ceded reserves, Note 9(b)	21,192	(9,139)	6,835
	(499,803)	(503,586)	(470,112)

Disclosure of types of insurance contracts [text block]
Gross premiums earned by insurance type and their participation in total gross premiums are described below:

	2017		2016		2015
	S/(000)%		S/(000)%		S/(000)%

Life insurance (i)	949,515	41.20	876,315	38.16	857,576	39.09
Health insurance (ii)	434,808	18.86	415,152	18.07	388,002	17.69
General insurance (iii)	920,595	39.94	1,005,426	43.77	948,177	43.22
Total	2,304,918	100.00	2,296,893	100.00	2,193,755	100.00

(i)	The breakdown of life insurance gross premiums earned is as follows:

	2017		2016		2015
	S/(000)%		S/(000)%		S/(000)%

Credit life	436,443	45.96	366,623	41.83	343,643	40.07
Group life	117,580	12.38	118,634	13.54	187,857	21.91
Disability and survival (*)	237,559	25.02	214,310	24.46	116,251	13.56
Annuities	26,093	2.75	28,799	3.29	16,853	1.96
Individual life and personal accidents	131,840	13.89	147,949	16.88	192,972	22.50
Total life insurance gross premiums	949,515	100.00	876,315	100.00	857,576	100.00

(*)	This item includes Complementary Work Risk Insurance (“SCTR” from its Spanish acronym).

(ii)
Health insurance gross premium includes medical assistance which amounts to S/386.3 million at December 31, 2017, (S/371.2 and S/348.8 at December 31, 2016 and 2015, respectively) and represents 88.83 percent of this line of business at 2017 (89.42 and 89.9 percent at 2016 and 2015, respectively).

(iii)	General insurance gross premiums consists of the following:

	2017		2016		2015
	S/(000)%		S/(000)%		S/(000)%

Automobile	308,910	33.56	335,790	33.39	319,130	33.66
Fire and allied lines	241,498	26.23	274,206	27.27	212,197	22.38
Theft and robbery	81,699	8.87	79,588	7.92	73,305	7.73
Technical lines (*)	62,724	6.81	70,640	7.03	74,182	7.82
Transport	46,534	5.05	51,697	5.14	61,424	6.48
Third party liability	44,536	4.84	42,968	4.27	41,815	4.41
Marine Hull	27,317	2.97	27,954	2.78	21,851	2.30
Aviation	25,185	2.74	55,149	5.49	64,380	6.79
SOAT (Mandatory automobile line)	24,573	2.67	20,830	2.07	23,608	2.49
Others	57,619	6.26	46,604	4.64	56,285	5.94
Total life insurance gross premiums	920,595	100.00	1,005,426	100.00	948,177	100.00

(*)	Technical lines include Contractor’s All Risk (CAR), Machinery breakdown, All Risk (EAR), Electronic equipment (EE), All Risk Contractor’s Equipment (ARCE).